Investment Strategy - VanEck Copper and Electrification Metals ETF	May 01, 2025
Prospectus [Line Items]
Strategy [Heading]	The first paragraph of the “Summary Information - Principal Investment Strategies” section of the Fund’s Prospectus and the “Principal Investment Strategies” section of the Fund’s Summary Prospectus is hereby deleted and replaced with the following:
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities of Electrification Metals Companies. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Electrification Metals Index is a global index that tracks the performance of Electrification Metals Companies. “Electrification Metals Companies” are companies involved in the production, refining, processing and recycling of electrification metals. “Electrification metals” are metals, including copper and certain rare earth and strategic metals, used in the applications, products and processes that enable global electrification. Electrification metals are critical to power generation, transmission and distribution, clean energy technologies, and grid infrastructure and technologies. To be initially eligible for the Electrification Metals Index, companies must generate at least 50% of their revenues from electrification metals or have at least 50% of their mineral resources related to electrification metals.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its total assets in securities of Electrification Metals Companies.